INVESTMENTS IN AFFILIATES AND OTHER EQUITY SECURITIES (Details)	1 Months Ended		12 Months Ended
	Apr. 30, 2019 CNY (¥)	May 31, 2012 CNY (¥)	Dec. 31, 2019 CNY (¥) MWh	Dec. 31, 2019 USD ($) MWh	Dec. 31, 2018 CNY (¥) MWh	Dec. 31, 2018 USD ($) MWh	Dec. 31, 2017 CNY (¥) MWh	Mar. 30, 2017	Feb. 26, 2017
Schedule of Equity Method Investments [Line Items]
Equity in (loss)/income of affiliated companies			¥ (48,854,715)	$ (7,017,541)	¥ 2,609,853		¥ (2,055,669)
Percentage of equity interests acquired		9.00%
Acquisitions of businesses and investments, net of cash acquired		¥ 7,200,000
Net revenue			29,746,287,759	4,272,786,888	25,042,613,341		26,472,943,454
Equity Method Investment, Unrealized Intercompany Profit (Loss) Not Eliminated, Amount				$ 5,943,014		$ 2,593,322	1,559,058
Payments for Other Fees			39,565,882		19,741,927		8,375,075
Equity Method Investments			250,698,341		3,501,228
Equity Securities without Readily Determinable Fair Value, Amount			7,200,000		7,200,000
Jinko Power Co Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Equity in (loss)/income of affiliated companies			¥ 47,852,250		¥ 3,501,228		¥ 1,869,496
capital injection to SSHC	¥ 295,000,000
Percentage of Ownership									50.00%
Equity Method Investment, Ownership Percentage									50.00%
Quantity of Solar Modules Sold | MWh			64.4	64.4	609.4	609.4	488.8
Net revenue			¥ 144,300,000		¥ 1,416,000,000.0		¥ 1,219,800,000
Sweihan Pv Power Company [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of Ownership									40.00%
Equity Method Investment, Ownership Percentage									40.00%
Jinko-Tiansheng [Member]
Schedule of Equity Method Investments [Line Items]
Equity in (loss)/income of affiliated companies			1,002,465		891,377		186,173
Percentage of Ownership								30.00%
Equity Method Investment, Ownership Percentage								30.00%
Equity Method Investment, Unrealized Intercompany Profit (Loss) Not Eliminated, Amount			1,801,626		696,551		309,036
Payments for Other Fees			39,565,882		19,741,927		¥ 8,375,075
Equity Method Investments			¥ 12,122,946		¥ 14,927,037